SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of ownership interests

	Registered		Ownership as of the
Entity Name	Location	Background	issuance date of the report
ZK	BVI		29.38% by HUANG Jian Cong
International		• Incorporated on May 13, 2015	10.87% by WANG Ming Jie
		• Registered capital of USD 50,000, not paid	10.87% by WANG Guo Lin
		• A holding company with no operation activities itself for the years then ended	1.09% by WANG Jian Di

ZK Pipe	Hong Kong	• Incorporated on May 28, 2015	100% by ZK International
• Registered capital of HKD 1,000,000, not paid
• Have not commenced operations

Wenzhou Weijia	Wenzhou	• Incorporated on June 17, 2015	100% by ZK Pipe
• Registered capital of USD 20,000,000, not paid
• Have not commenced operations

Zhejiang Zhengkang	Wenzhou	• Incorporated on December 4, 2001	99% by Wenzhou Weijia
		• Registered capital of RMB 100,000,000, RMB 30,000,000 paid	1% by HUANG Jian Cong
• Principally operated in manufacturing and sales of steel strip, steel pipe and fittings

Wenzhou Zhengfeng	Wenzhou	• Incorporated on December 24, 1999	100% by Zhejiang Zhengkang
• Registered capital of RMB 2,880,000, fully paid
• Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang

Zhenglong Ecommerce	Wenzhou	• Incorporated on March 15, 2018
		• Registered capital of RMB 5,000,000, RMB 1,020,000 paid	90% by Zhejiang Zhengkang
• Principally operated in online sales and promoting of steel strip, steel pipe and fittings

ZK Uganda	Uganda	• Incorporated on March 23, 2018
		• Registered capital of 20 Million Uganda Shillings, not paid.	80% by ZK International
• Have not commenced operations

XSigma	BVI	• Incorporated on January 18, 2018
		• Registered capital of USD 50,000, not paid	100% by ZK International
• Have not commenced operations

Schedule of relevant exchange rates

	For the Fiscal Years
	Ended September 30
	2019	2018	2017

Period Ended RMB: USD exchange rate	7.1477	6.8680	6.6545
Period Average RMB: USD exchange rate	6.8753	6.5368	6.8126

Schedule of property, plant and equipment, useful lives

Useful lives
Buildings	40 years
Machinery	10 years
Furniture, fixtures, and equipment	10 years
Motor vehicles	10 years

Schedule of intangible assets, useful lives

Useful lives
Land use rights	46 years
Software	5 years